CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,281,342)	$ (6,049,335)
Adjustments to reconcile net loss to cash flows from operating activities:
Stock-based compensation	1,386,351	1,464,874
Accretion on asset retirement obligation	58,712	15,212
Issuance of common stock for services	152,500	20,000
Change in value of contingent consideration liability	4,147,005	1,404,059
Depletion, depreciation, amortization and impairment	2,115,490	2,051,630
Gain on sale of unproven property	(257,745)	0
Changes in operating assets and liabilities:
Accounts receivable	93,911	(377,415)
Prepaid expenses and other assets	(14,816)	(70,558)
Accounts payable	1,067,487	484,870
Net cash flows from operating activities	(532,447)	(1,056,663)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of oil and gas properties	2,116,129	0
Acquisition of Sovereign oil and gas property	0	(8,789,882)
Oil and gas properties development costs	(507,763)	(253,227)
Net cash flows from investing activities	1,608,366	(9,043,109)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants	422,000	400,000
Proceeds from issuance of preferred stock and warrants	0	4,600,000
Proceeds/(payments) on note payable to bank	(1,391,763)	5,094,042
Net cash flows from financing activities	(969,763)	10,094,042
Change in cash and cash equivalents before effect of exchange rate changes	106,156	(5,730)
Effect of exchange rate changes	(145,893)	(42,438)
Net change in cash and cash equivalents	(39,737)	(48,168)
Cash and cash equivalents, beginning of period	52,726	100,894
Cash and cash equivalents, end of period	12,989	52,726
Cash paid during the year for:
Interest	220,040	37,466
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for contingent consideration	5,551,065	0
Common stock reclassified to contingently redeemable	(42,700,495)	0
Common stock reclassified from contingently redeemable	2,040,600	0
Conversion of convertible preferred stock to common stock	$ 129,513	$ 0